Equity Instruments - Vyrix Stock Option Activity (Detail) - Vyrix Pharmaceuticals [Member] - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Options
Number of Options, Beginning Balance	117,053
Number of Options, Granted		117,053
Number of Options, Exercised	0	0
Number of Options, Forfeited/Cancelled	117,053
Number of Options, Ending Balance		117,053
Number of Options, Exercisable	0
Number of Options, Available for grant	0
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 5.68
Weighted Average Exercise Price, Granted		$ 5.68
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Forfeited/Cancelled	5.68
Weighted Average Exercise Price, Ending Balance		$ 5.68
Weighted average exercise price, Exercisable	$ 0
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding		9 years 6 months 15 days	0 years
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning Balance	$ 417,000
Aggregate Intrinsic Value, Ending Balance		$ 417,000